            CNA LIFE DIMENSIONS(R) DIMENSION FOUR/DIMENSION FIVE VUL
            FLEXIBLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
                       FLEXIBLE PREMIUM VARIABLE AND FIXED
                        LAST TO DIE LIFE INSURANCE POLICY
                                 ISSUED THROUGH
       VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                            (THE "SEPARATE ACCOUNT")
                                       BY
                       VALLEY FORGE LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JULY 23, 2002
                         TO PROSPECTUS DATED MAY 1, 2001


Valley Forge Life Insurance Company ("VFL"), whose ultimate parent is CNA Financial Corporation ("CNA"), has entered into a Coinsurance Agreement with PHL Variable Insurance Company ("PHLVIC"), an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., reinsuring all of VFL's rights, liabilities and obligations with respect to the Separate Account and the fixed account options under the policies described in your prospectus, other than the rights, liabilities and obligations related to Dimension Five (the "Policies"). Under the Coinsurance Agreement, VFL remains liable for its contractual obligations under the Policies. VFL and PHLVIC also have entered into an Administrative Services Agreement under which PHLVIC will administer the Policies following a transition period during which VFL will continue to administer the Policies. Neither of these agreements will change the fact that VFL is liable to you under your Policy. PHLVIC's contractual liability runs solely to VFL, and no policyowner is intended to have any right of action against PHLVIC.

                                    * * * * *

This supplement should be retained with your Dimension Four/Dimension Five prospectus for future reference. If you do not have a current prospectus, please contact us at (800) 262-1755 or you may view or download a prospectus from our website - www.cnavariable.com.

At this time, there have been no changes to the address or phone numbers that you are listed in your prospectus.